Share-based compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of shares, Outstanding as of January 1, 2016	1,842,447.0
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(864,866.0)
Number of shares, Forfeited during the year	(5,000.0)
Number of shares, Outstanding as of December 31, 2016	972,581.0	1,842,447.0
Number of shares, Exercisable as of December 31, 2016	972,581.0
Weighted average exercise prices, Outstanding as of January 1, 2016	$ 4.92
Weighted average exercise prices, Granted during the year	0
Weighted average exercise prices, Exercised during the year	4.02
Weighted average exercise prices, Forfeited during the year	4.03
Weighted average exercise prices, Outstanding as of December 31, 2016	5.71	$ 4.92
Weighted average exercise prices, Exercisable as of December 31, 2016	$ 5.71
Aggregate intrinsic value, Outstanding as of January 1, 2016	$ 43,040
Aggregate intrinsic value, Outstanding as of December 31, 2016	12,867	$ 43,040
Aggregate intrinsic value, Exercisable as of December 31, 2016	$ 12,867
Weighted average remaining contractual life Outstanding as of January 1, 2016	4 years 11 months 26 days	5 years 7 days
Weighted average remaining contractual life Exercisable as of December 31, 2016	4 years 11 months 26 days